Minimum capital requirements - Capital ratios (Details)	Dec. 31, 2019	Dec. 31, 2018
Minimum capital requirements
Net Capital / Required Capital	2.05	1.99
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	11.89%	11.04%
Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	8.20%	7.90%
Basic Capital / Assets subject to Credit, Market and Operating Risk	13.12%	12.32%
Basic Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	9.70%	9.40%
Net Capital / Assets subject to Credit Risk	23.31%	22.74%
Net Capital / Assets subject to Credit, Market and Operating Risk	16.37%	15.91%
Net Capital / Assets subject to Credit, Market and Operating Risk - Minimum capital requirements	11.70%	11.40%